Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000258015 | SAP SE---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.40%
C000258015 | Nestle SA---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.30%
C000258015 | ASML Holding NV---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.20%
C000258015 | Roche Holding AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.20%
C000258015 | Toyota Motor Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | AstraZeneca PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | Novartis AG---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | Novo Nordisk AS---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | Shell PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | HSBC Holdings PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.00%
C000258015 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.80%
C000258015 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.40%
C000258015 | United States
Holdings [Line Items]
Percent of Total Investments	5.60%
C000258015 | Australia
Holdings [Line Items]
Percent of Total Investments	6.10%
C000258015 | Switzerland
Holdings [Line Items]
Percent of Total Investments	7.50%
C000258015 | Germany
Holdings [Line Items]
Percent of Total Investments	7.90%
C000258015 | France
Holdings [Line Items]
Percent of Total Investments	8.40%
C000258015 | Canada
Holdings [Line Items]
Percent of Total Investments	10.30%
C000258015 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.40%
C000258015 | Japan
Holdings [Line Items]
Percent of Total Investments	20.80%
C000258016 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.20%
C000258016 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000258016 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000258016 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000258016 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000258016 | Meta Platforms, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.40%
C000258016 | Broadcom, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000258016 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000258016 | Eli Lilly & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.50%
C000258016 | Berkshire Hathaway, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.40%
C000258016 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.90%
C000258016 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000258016 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000258016 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.10%
C000258016 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.30%
C000258016 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.70%
C000258016 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000258016 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	9.10%
C000258016 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000258016 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.40%
C000258016 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000258016 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.80%
C000258017 | Illinois Finance Authority-5.000-4/1/2031-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.70%
C000258017 | Prosper Independent School District-5.000-2/15/2036-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.50%
C000258017 | New York State Dormitory Authority-4.000-3/15/2038-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000258017 | New York City-4.000-3/1/2041-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.70%
C000258017 | North Texas Tollway Authority-5.000-1/1/2038-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000258017 | Colorado-4.000-12/15/2034-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.50%
C000258017 | San Antonio Texas Electric and Gas Systems Revenue-5.000-2/1/2030-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.10%
C000258017 | County of Clark-5.000-7/1/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.00%
C000258017 | Angleton Independent School District-5.000-2/15/2038-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.60%
C000258017 | Connecticut-5.000-7/15/2030-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.50%
C000258017 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000258017 | IndustryTransportation
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000258017 | IndustryHospital
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000258017 | IndustryWater and Sewer
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000258017 | IndustryLease Revenue/Certificates of Participation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000258017 | IndustryEducation
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000258017 | IndustrySpecial Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000258017 | IndustryGeneral Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.10%
C000258018 | Apple, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.80%
C000258018 | Microsoft Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000258018 | NVIDIA Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.80%
C000258018 | Alphabet, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.30%
C000258018 | Amazon.com, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.20%
C000258018 | Meta Platforms, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	2.20%
C000258018 | Broadcom, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000258018 | Tesla, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.50%
C000258018 | Eli Lilly & Co.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.40%
C000258018 | Berkshire Hathaway, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.30%
C000258018 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000258018 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000258018 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000258018 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000258018 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.50%
C000258018 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.70%
C000258018 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.60%
C000258018 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.90%
C000258018 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000258018 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000258018 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.10%
C000258018 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000258019 | U.S. Treasury Notes-4.250-6/30/2031-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	57.10%
C000258019 | Federal National Mortgage Association-0.750-10/8/2027-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000258019 | Amgen, Inc.-4.200-3/1/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.90%
C000258019 | Lowe's Cos., Inc.-3.350-4/1/2027-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.80%
C000258019 | Bank of America Corp.-2.551-2/4/2028-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000258019 | Intel Corp.-5.200-2/10/2033-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000258019 | JPMorgan Chase & Co.-5.040-1/23/2028-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.60%
C000258019 | Citigroup, Inc.-2.572-6/3/2031-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.50%
C000258019 | Federal Home Loan Bank-4.000-3/10/2027-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.50%
C000258019 | AT&T, Inc.-3.100-2/1/2043-Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	1.50%
C000258019 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000258019 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	4.80%
C000258019 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.40%
C000258019 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	57.10%